Convertible Notes, Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Convertible Notes [Abstract]
Convertible notes	$ 213,711	$ 235,603
Total	0	10,833
Less - current portion	0	(10,833)
Long-term portion	0	0
JDH Notes [Member]
Convertible Notes [Abstract]
Convertible notes	0	11,165
Less: Deferred finance costs	0	(9)
Less: Change in fair value of conversion option	$ 0	$ (323)